Reconciliation of Beginning and Ending Liability for Unrecognized Tax Benefits that Do Not Meet More-Likely-than-not Threshold (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance beginning	$ 8,138	$ 30,693
Additions for tax positions related to current year	2,052	1,515
Additions for tax positions related to prior years	786	69
Reductions for tax positions related to prior years	(2,033)	(24,139)
Balance ending	$ 8,943	$ 8,138